Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
Greenspring Income Opportunities Fund (the “Fund”),
a series of Manager Directed Portfolios (the “Trust”)

Supplement dated January 6, 2023
to the Prospectus and Statement of Additional Information (“SAI”),
each dated December 15, 2021, as previously supplemented
Compliance Services Change
Effective January 1, 2023, Ms. Jill Silver is the Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Trust.
Accordingly, the officers table in the “Trustees and Officers” section of the SAI is hereby replaced with the following:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served (1)	Principal Occupation(s) During the Past Five Years
OFFICERS
Scott M. Ostrowski (Born 1980)	President and Principal Executive Officer, since August 10, 2021	Senior Vice President, U.S. Bancorp Fund Services, LLC, since 2006
Alyssa M. Bernard (Born 1988)	Vice President and Secretary, since August 20, 2019(2)
Vice President, U.S. Bancorp Fund Services, LLC, since 2021; Assistant Vice President, U.S. Bancorp Fund Services, LLC, 2018–2021; Attorney, Mutual Fund Disclosure, Waddell & Reed Financial, Inc., 2017–2018

Jill S. Silver (Born 1976)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer, since January 1, 2023
Vice President, U.S. Bancorp Fund Services, LLC, since December 2022; Compliance Director, Corebridge Financial Inc. (previously AIG), 2019–2022; Compliance Manager, Corebridge Financial Inc., 2018–2019

Ryan S. Frank (Born 1985)	Treasurer, and Principal Financial Officer, since August 17, 2022	Vice President, U.S. Bancorp Fund Services, LLC, since 2008
Colton W. Scarmardo (Born 1997)	Assistant Treasurer, since August 17, 2022	Fund Administrator, U.S. Bancorp Fund Services, LLC, since 2019; Business Administration Student, 2015–2019
Isabella K. Zoller (Born 1994)	Assistant Secretary, since February 15, 2022
Assistant Vice President, U.S. Bancorp Fund Services, LLC, since 2021; Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC, since 2019; Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC, 2018–2019; Law Student, 2016–2019

(1)Each officer is elected annually and serves until his or her successor has been duly elected and qualified.
(2)Ms. Bernard has served as Vice President of the Trust, in addition to her other positions held with the Trust, since May 11, 2021.
In addition, the “Service Providers - Compliance Services” section of the SAI is replaced with the following:
Fund Services provides compliance services to the Fund pursuant to a service agreement between Fund Services and the Trust. Under this service agreement, Fund Services also provides an individual to serve as Chief Compliance Officer to the Trust, subject to the approval and oversight of the Board. The Board has approved Ms. Silver as Chief Compliance Officer of the Trust.

All references in the Prospectus and SAI to Vigilant Compliance, LLC and Mr. Justin Dausch should be disregarded.

Please retain this supplement for future reference.